Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 10,554,070	$ 12,847,248
Exchange difference	758,017	(478,979)
Amortization charge	(1,821,865)	(1,814,199)
Closing net book amount	9,490,222	10,554,070
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	23,974,326	24,990,064
Closing net book amount	25,926,551	23,974,326
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(13,420,256)	(12,142,816)
Closing net book amount	(16,436,329)	(13,420,256)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	10,444,108	12,737,286
Exchange difference	758,017	(478,979)
Amortization charge	(1,821,865)	(1,814,199)
Closing net book amount	9,380,260	10,444,108
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	23,864,364	24,880,102
Closing net book amount	25,816,589	23,864,364
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(13,420,256)	(12,142,816)
Closing net book amount	(16,436,329)	(13,420,256)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962